Consolidated Statement of Comprehensive Income (Loss) Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (613.9)	$ (148.7)	$ (1,520.0)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net translation adjustments, net of $6.6 tax benefit in 2013	(49.7)	(18.5)	(2.5)
Gain (loss) on available-for-sale securities	7.6	(2.8)	(24.9)
(Loss) gain on hedging instruments	(8.1)	(0.4)	7.1
Net actuarial gain (loss) and prior service credit, net of $10.5 tax benefit and $10.5 tax expense in 2012 and 2011, respectively	32.6	(11.9)	(16.0)
Other comprehensive loss, net of tax	(17.6)	(33.6)	(36.3)
Total comprehensive loss	(631.5)	(182.3)	(1,556.3)
Net loss (income) attributable to noncontrolling interests	27.2	(1.9)	(16.0)
Net translation adjustment attributable to noncontrolling interests	(2.6)	(2.3)	(1.7)
Comprehensive loss attributable to SunEdison stockholders	$ (606.9)	$ (186.5)	$ (1,574.0)